Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans Receivable, Net [Abstract]
Summary Of Major Classifications For Loans
The following summarizes the Company’s major classifications for loans (in thousands):

	December 31, 2014	December 31, 2013

Residential real estate	$1,294,576	$1,204,450
Home equity – junior liens	145,604	146,090
Commercial and industrial	132,641	148,302
Commercial real estate	1,036,738	1,057,048
Consumer	39,705	46,402
DDA overdrafts	2,802	3,905
Gross loans	2,652,066	2,606,197
Allowance for loan losses	(20,150)	(20,575)
Net loans	$2,631,916	$2,585,622

Loans Acquired
The following table details the loans acquired in conjunction with the Virginia Savings and Community acquisitions (in thousands):

	Virginia Savings	Community	Total
December 31, 2014
Outstanding loan balance	$38,345	$219,923	$258,268

Credit-impaired loans:
Carrying value	1,964	15,365	17,329
Contractual principal and interest	2,407	23,277	25,684

December 31, 2013
Outstanding loan balance	$48,833	$279,890	$328,723

Credit-impaired loans:
Carrying value	3,182	26,330	29,512
Contractual principal and interest	3,932	38,566	42,498

Activity For The Accretable Yield And Carrying Amount Of Loans
Changes in the accretable yield and the carrying amount of the credit-impaired loans for the year December 31, 2014 is as follows (in thousands):

	Virginia Savings		Community		Total
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
Balance at the beginning of the period	$698	$3,182	$10,389	$26,330	$11,087	$29,512
Accretion	(288)	288	(2,725)	2,725	(3,013)	3,013
Net reclassifications to accretable from non-accretable	385	—	4,121	—	4,506	—
Payments received, net	—	(1,506)	—	(13,690)	—	(15,196)
Disposals	(248)	—	(1,420)	—	(1,668)	—
Balance at the end of period	$547	$1,964	$10,365	$15,365	$10,912	$17,329

Increases in expected cash flow subsequent to the acquisition are recognized first as a reduction of any previous impairment, then prospectively through adjustment of the yield on the loans or pools over its remaining life, while decreases in expected cash flows are recognized as impairment through a provision for loan loss and an increase in the allowance for purchased credit-impaired loans.